CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash & cash equivalents	$ 58,498	$ 1,277
Deposits and advances	3,699	3,662
Related party receivables	94,575	172,095
Total current assets	156,772	177,034
Property and equipment, net	90,529	98,620
Intangible assets, net	2,044	2,044
Total assets	249,345	277,698
Current liabilities:
Accounts payable and accrued expenses	17,618	10,454
Total current liabilities	17,618	10,454
Total liabilities	17,618	10,454
Commitments and contingencies
Stockholders' equity (deficit):
Series A preferred stock, $0.001 par value. 1 share issued and outstanding
Common stock, $0.001 par value. 40,000,000 shares authorized; 4,890,424 and 4,634,599 shares issued and outstanding as of December 31, 2019 and 2018, respectively	4,890	4,635
Additional paid-in capital	1,702,636	1,431,796
Accumulated other comprehensive loss	16,398	10,682
Accumulated deficit	(1,492,197)	(1,179,869)
Total stockholders' equity (deficit)	231,727	267,244
Total liabilities and stockholders' equity (deficit)	$ 249,345	$ 277,698